INCOME TAX - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	R 45.3	R 35.8	R 22.8
Applicable tax rate	2700.00%	27.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 15.1	R 16.8	16.3
Discount recognised on payments made under protest	3.3	14.0	19.0
Expenditure not incurred in generation of taxable income	17.0	13.7	14.5
Dividends recognised for investments in equity instruments designated at fair value through other comprehensive income, held at end of reporting period	56.3	29.3	78.3
Unwinding of payments made under protest	7.8	7.2	5.7
Tax incentives	5.7	27.5	R 1.9
Tax incentive relating to learnership allowance	21.2	R 21.9
Maximum assessed losses permitted to be set-off against taxable income	R 1.0
Percentange of assessed losses permitted to be set-off against taxable income	80.00%
Ergo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%	0.00%	14.00%
Forecast weighted average deferred tax rate	2500.00%	2500.00%	22.00%
Tax incentives	R 0.0	R 81.2
FWGR
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%	25.00%	30.00%
Forecast weighted average deferred tax rate	2900.00%	2900.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 55.9	R 62.1	R 54.9